Net loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

Basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands except for share and per share amounts-

	Year Ended December 31,
	2025	2024
Numerator:
Net loss	$(928)	$(15,383)
Denominator:
Weighted-average common shares outstanding - basic and diluted	11,525,384	6,958,570
Net loss per share attributable to Fusemachines Inc. common stockholders - basic and diluted	(0.08)	(2.21)

Schedule of Outstanding Shares of Potentially Dilutive Securities

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive:

	December 31,	December 31,
	2025	2024
Convertible Preferred Stock (as converted to common stock)	-	5,950,673
Common Stock Warrants	92,211	92,211
Stock options (1)	686,880	1,700,058
SPAC public and private placement warrants (2) (refer note 24)	13,458,750	-
Equity Share warrant (refer note 22)	2,108,070	-
Issuance of warrants pursuant to conversion of convertible note (refer note 10)	30,000	-
	16,375,911	7,742,942

(1)	Includes 6,772 stock options as of December 31, 2024, that were early exercised in exchange for non-recourse promissory notes. (Refer to “Note 14 - Stock-based Compensation “).

(2)	The SPAC public and private placement warrants were outstanding at CSLM Acquisition Corp. prior to the business combination and were classified as equity and included in APIC in CSLM’s historical financial statements. The warrants became exercisable for shares of Fusemachines, Inc. common stock 30 days after the consummation of the business combination and were excluded from diluted net loss per share as their inclusion would have been antidilutive